ACCOUNTS RECEIVABLE NET	12 Months Ended
Dec. 31, 2021
ACCOUNTS RECEIVABLE NET
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNT RECEIVABLES, NET

Account receivables consist of the following:

	December 31	December 31
	2021	2020
Account receivables - Sino-foreign Jointly Managed Academic Programs	$2,398,821	$890,807
Account receivables – tailored job readiness training services	1,363	13,820
Account receivables- Overseas Study Consulting Services	62,366	10,991
Account receivables	$2,462,550	$915,618

Under the Sino-foreign Jointly Managed Academic Programs, student tuition fees are collected by the Chinese host universities / colleges at the beginning of each academic school year and then remit the agreed portion to the Company within one to four months. 92.7% of the December 31, 2020 accounts receivable balances have been collected. 8.9% of the December 31, 2021 accounts receivable balances associated with Sino-foreign Jointly Managed Academic Programs and tailored job readiness training services has been collected as of the filing date of these financial statements.